Segment and Revenue by Geography and by Major Customer - Summary of Property and Equipment by Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 2,741	$ 2,353	$ 2,585
Domestic (Israel)
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	2,259	1,543	1,939
Taiwan
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	199	344	349
China
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	210	312
USA
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 73	151	290
Other
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net		$ 3	$ 7